Notes Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable
(14) Notes Payable
Credit Agreement
On December 21, 2020, the Company entered into a credit agreement with a financial institution which provided for initial term loans in an aggregate principal amount of $25.0 million, comprised of two $12.5 million tranches, and which was subject to annual interest at a rate of 15% per annum (the “note”). In 2021, the Company utilized the delayed draw facility of the credit agreement and amended the note to provide an additional $15.0 million to fund the acquisition of BitAccess Inc. In March 2022, the note was again amended to provide an additional term loan in an aggregate principal amount of $5.0 million.
On May 2, 2023, the Company amended its note with its lender. Pursuant to the amendment, the accelerated repayment feature in the event of a business combination transaction or a change in control transaction was removed and the repayment date was extended to August 15, 2023 to allow for a renegotiation of the repayment schedule. In addition, the fixed interest rate in the note was modified to increase the rate from 15% per annum to 20% per annum effective February 16, 2023 through August 15, 2023, and a catch-up
payment was made for the incremental interest from February 16, 2023 through May 1, 2023 of approximately $0.3 million.
On June 23, 2023, the Company amended and restated its credit agreement (the “Amended and Restated Note”) with its existing lender. Under the Amended and Restated note, the Company refinanced $20.8 million of the note which is subject to an annual interest at a rate of 17% per annum. The Company is required to make monthly interest payments and fixed principal payments every six months beginning on December 15, 2023 through June 15, 2026. In connection with the Amended and Restated Note, the Company repaid approximately $16.4 million of the outstanding principal balance, refinanced $20.8 million of the outstanding principal balance and paid an exit fee of $2.3 million. The Amended and Restated Note matures on June 23, 2026, at which time, any outstanding principal balance and any accrued interest become due. Additionally, the Company is required to pay an exit fee of $1.8 million upon maturity or prepayment and accordingly, has included this amount in the note payable, non-current
in the Consolidated Balance Sheet. In conjunction with the transaction, Legacy Bitcoin Depot and BT Assets, Inc. were substituted for BT OpCo and BT HoldCo, LLC respectively. The Amended and Restated Note is collateralized by substantially all of the assets of BT HoldCo, LLC and Mintz Assets, Inc., Express Vending, Inc., Intuitive Software, LLC, Digital Gold Ventures, Inc. and BitAccess Inc. The Company is subject to certain financial covenants contained in the Amended and Restated Note, which require BT HoldCo and certain of its subsidiaries to maintain certain cash balances, and a maximum consolidated total leverage ratio, in addition to customary administrative covenants. The Company accounted for the Amended and Restated Note as a debt modification in accordance with ASC 470,
Debt
.
The Company deferred financing costs of approximately $2.4 million of cost (which includes an exit fee of $1.8 million) to the lender associated with refinancing of the note, which was reflected as a reduction of the Amended and Restated Note proceeds. The Company will recognize these deferred financing costs, along with the remaining unamortized deferred financing costs related to the original note, using the effective interest method over the term of the note.
Other Debt
In December 2023, the Company entered into a
36-month
collateralized term loan with a financing company in the amount of $1.3 million to facilitate the purchase of previously leased kiosks (Note 23). In accordance with the term loan, the kiosks are collateral for the loan. The loan is subject to annual interest of 15.75% with interest and principal payments due monthly.
The Company transferred certain
right-of-use
assets recorded as finance leases held with the financing company to kiosks – owned and finance lease liabilities to notes payable during the year-ended December 31, 2023. The remaining unpaid obligation under these arrangements is $1.4 million as of December 31, 2023. Under these arrangements, the loans mature between June and August 2024 and is subject to annual interest of 17.81% with interest and principal payments due monthly.
Notes payable consisted of the following as of December 31, 2023 and December 31, 2022 (in thousands):

	Notes Payable as of December 31, 2023
	Credit Agreement	Other Debt	Total
Credit agreement	$19,920	$—	$19,920
Other debt	—	2,597	$2,597
Plus: exit fee due upon payment of credit agreement	1,764	—	1,764
Less: unamortized deferred financing costs	(3,195)	—	(3,195)

Total notes payable	$18,489	$2,597	$21,086

Less: current portion of notes payable	(2,283)	(1,702)	$(3,985)

Notes payable, non-current	$16,206	$895	$17,101

Note Payable as of December 31, 2022
Credit agreement	$39,419
Less: unamortized deferred financing costs	(1,847)

Total Note payable	$37,572

Less: current portion of credit agreement	(8,050)

Note payable, non-current	$29,522

At December 31, 2023, aggregate future principal payments are as follows (in thousands):

	Aggregate Future Principal Payments at December 31, 2023
	Credit Agreement	Other Debt	Total
2024	$2,283	$1,702	$3,985
2025	3,320	414	3,734
2026	14,317	481	14,798

Total	$19,920	$2,597	$22,517